Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 45,958	$ 47,247
Less: Accumulated depreciation	(23,932)	(9,125)
Impairment of fixed assets	(529)	(543)
Property, plant and equipment, net	21,497	37,579
Office and electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	18,146	18,655
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 27,812	$ 28,592